Investments	12 Months Ended
Jun. 30, 2026
Investments, All Other Investments [Abstract]
Investments

3. Investments

The Company’s investments were as follows:

June 30, 2026:	Cost Basis	Recorded Basis
Held-to-maturity:
Term deposits	$160,096,315	$160,096,315
Total short term investments	$160,096,315	$160,096,315

June 30, 2025:	Cost Basis	Recorded Basis
Held-to-maturity:
Term deposits	$127,462,806	$127,462,806
Total short term investments	$127,462,806	$127,462,806

The maturities of short term investments as of June 30, 2026 are as follows:

Held-To-Maturity
Due in 90 days or less	$—
Due in one year or less but more than 90 days	160,096,315
Total	$160,096,315

The Company’s short-term investments primarily consist of term deposits with original maturities of less than one year but more than 90 days.

The Company maintains term deposits with several financial institutions. As of June 30, 2026, all term deposits were placed with financial institutions that meet the Company’s investment policy requirements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS